Schedule of Investments (unaudited) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.4%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$540	$544,308
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,320	1,336,813
Series D, Sub Lien, 7.00%, 10/01/51	4,335	4,609,627
Health Care Authority of the City of Huntsville, RB, Series B1, (AGM), 3.00%, 06/01/50	2,375	1,563,006
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,091,580
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53(b)	1,960	1,997,865
Series B, 4.00%, 12/01/51	7,255	6,531,618
Series B-1, 5.00%, 05/01/53	5,290	5,199,229

		22,874,046

Arizona — 2.7%
Arizona Industrial Development Authority, RB(c) 4.38%, 07/01/39	225	194,158
Series A, 5.00%, 07/01/39	190	174,695
Series A, 5.00%, 07/01/49	210	180,899
Series A, 5.00%, 07/01/54	165	138,688
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(c)	1,185	1,078,598
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	100	88,680
5.00%, 05/15/56	400	329,267
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/59	465	395,106
Series A, 5.00%, 07/01/46(c)	1,825	1,600,275
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(c)	275	259,223
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(c)	350	302,567
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(c)	100	91,460
5.00%, 07/01/54(c)	210	177,978
Series A, 4.13%, 09/01/38	820	732,838
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	997,700
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	5,556,048
5.00%, 12/01/37	2,000	1,965,290

		14,263,470

Arkansas(c) — 0.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	2,665	2,090,429
Series A, AMT, 4.75%, 09/01/49	430	349,207

		2,439,636

California — 15.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(b)	3,355	3,073,331
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	11,505	10,714,054

Security	Par (000)	Value

California (continued)
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	$350	$350,227
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	2,315	2,431,414
California Health Facilities Financing Authority, RB, 4.00%, 11/15/45	1,460	1,185,905
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/01/50	1,000	942,803
Series A, 5.00%, 07/01/23(d)	1,765	1,786,898
Series A, 4.00%, 03/01/39	890	777,835
Series A, 4.00%, 04/01/45	1,220	995,305
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	2,598	2,129,821
Series 2021-2, Class A, (FHLMC), 3.75%, 03/25/35	4,935	4,594,332
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	607,200
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	205	205,376
Series A, 5.25%, 08/15/49	510	510,579
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(c)	2,130	2,014,620
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(c)	1,700	1,521,775
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	2,015	2,045,602
Series I, 5.50%, 11/01/31	3,100	3,167,940
Series I, 5.50%, 11/01/33	1,500	1,532,637
Series I, 5.00%, 11/01/38	1,065	1,077,828
California Statewide Communities Development Authority, Refunding RB(c)
Series A, 5.00%, 06/01/36	990	924,602
Series A, 5.00%, 06/01/46	1,220	1,040,661
City of Los Angeles Department of Airports, ARB, AMT, 5.25%, 05/15/47	4,400	4,440,867
City of Los Angeles Department of Airports, Refunding ARB
AMT, 4.00%, 05/15/39	435	384,374
AMT, 4.00%, 05/15/40	470	410,745
AMT, 4.00%, 05/15/41	550	474,521
Series D, AMT, Subordinate, 5.00%, 05/15/46	1,270	1,241,148
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	525	324,146
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 10/01/56	245	179,328
4.00%, 12/01/56	355	227,088
Series A, 4.00%, 06/01/58	1,500	1,096,260
Senior Lien, 3.13%, 06/01/57	1,290	779,857
Series A, Senior Lien, 4.00%, 12/01/58	755	512,710
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	1,835	1,622,454
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	2,405	2,133,043
Kern Community College District, GO, Series C, 5.50%, 11/01/23(d)	2,155	2,204,102
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	3,810	3,160,967

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(d)	$3,905	$3,949,677
Series J, 5.25%, 05/15/38	1,110	1,118,756
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(d)	2,000	2,113,826
Riverside County Transportation Commission, Refunding RB
2nd Lien, 4.00%, 06/01/47	715	579,317
Class B1, Senior Lien, 4.00%, 06/01/46	2,255	1,884,199
Class B1, Senior Lien, 3.00%, 06/01/49	490	317,163
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,445	1,108,519
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	720	726,333
Series A, AMT, 5.25%, 05/01/33	560	561,333
San Marcos Unified School District, GO, CAB(e)
Series B, Election 2010, 0.00%, 08/01/33	3,000	1,939,536
Series B, Election 2010, 0.00%, 08/01/43	2,500	917,650
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(d)	490	503,718
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	841,121

		79,383,503

Colorado — 3.5%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,915	2,048,548
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(c)	250	209,755
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	1,750	1,781,323
Series A, AMT, 5.50%, 11/15/28	500	507,750
Series A, AMT, 5.50%, 11/15/30	225	228,399
Series A, AMT, 5.50%, 11/15/31	270	274,044
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,028,513
Series A, AMT, 5.50%, 11/15/53	1,365	1,385,558
City & County of Denver Colorado Dedicated Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/38(e)	1,835	905,428
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(c)	320	271,431
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(c)	425	341,114
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	595	602,133
5.50%, 11/01/47	370	374,102
5.25%, 11/01/52	920	903,203
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,945	1,568,213
Series A, 4.00%, 08/01/49	3,920	3,037,353
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,307,839

Security	Par (000)	Value

Colorado (continued)
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	$495	$399,792
State of Colorado, COP, BAB, Series O, 4.00%, 03/15/44	1,405	1,244,886

		18,419,384

Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45(b)	1,210	1,159,829
State of Connecticut, GO, Series A, 4.00%, 01/15/37	3,015	2,821,147

		3,980,976

Delaware — 0.2%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,260	1,222,404

District of Columbia — 4.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-1, (FHA), 2.55%, 03/01/42	1,120	735,858
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	11,500	11,821,873
District of Columbia, Refunding RB
5.00%, 04/01/35	465	469,958
Series A, 6.00%, 07/01/23(d)	820	835,398
Catholic Health Services, 5.00%, 10/01/48	2,525	2,489,695
District of Columbia, TA, 5.13%, 06/01/41	690	690,134
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Class B, Subordinate, (AGM), 4.00%, 10/01/53	6,980	5,518,402
Series B, Subordinate, 4.00%, 10/01/49	1,995	1,588,066

		24,149,384

Florida — 6.2%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/52	3,310	3,133,511
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	215	210,359
Series A-1, 5.00%, 10/01/33	240	232,371
Series A-1, 5.00%, 10/01/34	240	230,129
Series A-1, 5.00%, 10/01/35	80	75,913
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(c)	190	152,789
Series A, 5.00%, 12/15/49	140	126,206
Series A, 5.00%, 12/15/54	125	108,826
Series A, 5.50%, 06/01/57(c)	100	81,488
Celebration Pointe Community Development District No.1, SAB(c)
5.00%, 05/01/32	215	205,554
5.00%, 05/01/48	530	466,800
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,451,612
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	545,578
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(d)	500	509,088
County of Miami-Dade Seaport Department, ARB(d)
Series A, 5.50%, 10/01/23	2,125	2,167,659
Series A, 6.00%, 10/01/23	7,515	7,700,613
Series B, AMT, 6.00%, 10/01/23	1,775	1,812,482
Series B, AMT, 6.25%, 10/01/23	310	317,480
County of Miami-Dade Seaport Department, Refunding RB, Series D, AMT, 6.00%, 10/01/23(d)	735	750,148

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Osceola Florida Transportation Revenue, Refunding RB(e)
Series A-2, 0.00%, 10/01/46	$1,665	$394,740
Series A-2, 0.00%, 10/01/47	1,610	357,742
Series A-2, 0.00%, 10/01/48	1,135	236,034
Series A-2, 0.00%, 10/01/49	935	162,354
Florida Development Finance Corp., RB
6.50%, 06/30/57(c)	750	686,018
Series A, 5.00%, 06/15/40	240	225,618
Series A, 5.00%, 06/15/50	795	710,486
Series A, 5.00%, 06/15/55	475	417,286
AMT, 5.00%, 05/01/29(c)	180	168,596
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(c)	105	87,635
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(d)	1,170	1,188,907
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	172,559
5.38%, 05/01/47	185	172,627
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	15	15,006
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	525	325,210
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,000	1,042,367
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	218,647
4.00%, 05/01/50	260	192,132
Palm Beach County Health Facilities Authority, RB
Series A, 5.00%, 11/01/47	440	402,648
Series A, 5.00%, 11/01/52	630	567,498
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(d)	1,585	1,603,801
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(f)(g)	1,670	1,057,991
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,930	1,944,876

		32,629,384

Georgia — 5.2%
Dalton Whitfield County Joint Development Authority, 4.00%, 08/15/48	4,400	3,618,468
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	435	362,998
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(d)	715	749,005
Georgia Housing & Finance Authority, RB, S/F Housing
3.60%, 12/01/44	1,585	1,255,493
Series B, 2.50%, 06/01/50	795	464,625
Georgia Ports Authority, ARB, 4.00%, 07/01/47	1,480	1,253,383
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/35	540	525,302
Series A, 5.00%, 05/15/36	540	522,369
Series A, 5.00%, 05/15/37	595	569,942
Series A, 5.00%, 05/15/38	325	308,850
Series A, 5.00%, 05/15/49	7,195	6,531,081
Series C, 4.00%, 03/01/50(a)	2,755	2,631,425

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	$3,585	$2,837,113
4.00%, 01/01/59	3,525	2,697,062
Series A, 5.00%, 07/01/52	1,870	1,738,591
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,360	1,092,654

		27,158,361

Hawaii — 0.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	933,785
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	252,972
AMT, 5.25%, 08/01/26	810	819,486

		2,006,243

Idaho — 1.7%
Idaho Health Facilities Authority, RB
4.00%, 12/01/43	605	505,597
Series 2017, 5.00%, 12/01/46	805	773,363
Idaho Health Facilities Authority, Refunding RB, 3.00%, 03/01/51	2,845	1,708,448
Idaho Housing & Finance Association, RB
5.00%, 08/15/41	1,725	1,825,193
5.00%, 08/15/42	685	722,181
(GTD), 5.50%, 05/01/52	1,250	1,205,350
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	1,400	1,199,397
(GTD), 4.00%, 05/01/52	1,095	874,806

		8,814,335

Illinois — 11.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,035	984,012
Series A, 5.00%, 12/01/40	535	485,680
Series A, 5.00%, 12/01/47	310	267,206
Series C, 5.25%, 12/01/35	2,790	2,660,647
Series D, 5.00%, 12/01/46	3,605	3,127,701
Series H, 5.00%, 12/01/36	495	455,909
Series H, 5.00%, 12/01/46	215	187,494
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,215	1,211,808
Series D, 5.00%, 12/01/27	1,600	1,583,506
Series D, 5.00%, 12/01/31	150	145,453
Series F, 5.00%, 12/01/23	290	291,848
Series G, 5.00%, 12/01/34	710	674,140
Series G, 5.00%, 12/01/44	150	131,423
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,010	963,159
Chicago O’Hare International Airport RB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	2,565	2,592,641
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/36	1,035	955,582
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	2,210	1,727,526
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,336,292
Cook County Community College District No.508, GO
5.50%, 12/01/38	2,670	2,694,391
5.25%, 12/01/43	3,850	3,864,769

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	$480	$433,298
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/15/50	600	468,808
Series C, 5.00%, 02/15/41	1,600	1,612,605
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	3,005	3,059,601
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	280	274,996
Series A, 5.00%, 06/15/57	2,745	2,477,848
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(e)	2,165	327,554
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	2,315	1,743,515
Series B, (AGM), 0.00%, 06/15/44(e)	8,680	2,662,894
Series B, 0.00%, 12/15/54(e)	3,020	433,856
State of Illinois, GO
5.25%, 02/01/31	730	731,714
5.25%, 02/01/32	2,500	2,504,315
5.50%, 07/01/33	3,000	3,008,322
5.50%, 07/01/38	620	620,562
5.00%, 02/01/39	1,640	1,554,766
Series A, 5.00%, 04/01/35	3,500	3,387,857
Series A, 5.00%, 04/01/38	5,020	4,774,773
Series D, 5.00%, 11/01/28	505	505,643
State of Illinois, GO, BAB, Series C, 4.00%, 11/01/43	440	345,591
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	180,881
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,360	1,365,851

		58,816,437

Indiana — 2.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,090	1,106,587
AMT, 7.00%, 01/01/44	4,625	4,697,071
Indiana Finance Authority, RB(d)
Series A, AMT, 5.00%, 07/01/23	3,075	3,098,341
Series A, AMT, 5.25%, 07/01/23	560	565,325
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,780	1,784,584

		11,251,908

Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	400	314,115

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	370,620

Kentucky — 1.8%
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(e)	5,000	4,660,395
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	3,500	3,199,623
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43	1,655	1,726,868

		9,586,886

Security	Par (000)	Value

Louisiana — 0.7%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	$1,000	$1,018,255
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/33	1,450	1,476,569
Series A, 5.25%, 05/15/35	955	959,710

		3,454,534

Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	127,096
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	1,550	1,510,446
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	455	452,067

		2,089,609

Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,975	1,854,626
Massachusetts Development Finance Agency, Refunding RB
5.00%, 01/01/41	525	508,615
5.00%, 01/01/45	375	354,713
Series A, 4.00%, 07/01/44	685	520,007
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-1, (FHA 542(C)), 3.10%, 06/01/60	2,645	1,597,059
Massachusetts Port Authority, ARB
Series E, AMT, 5.00%, 07/01/46	6,320	6,173,016
Series E, AMT, 5.00%, 07/01/51	1,220	1,174,721

		12,182,757

Michigan — 2.5%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,011
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/44	1,110	1,080,235
Michigan Finance Authority, RB
4.00%, 02/15/47(b)	4,380	3,518,143
4.00%, 02/15/44	895	753,329
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.15%, 10/01/53(b)	5,000	4,111,215
Series A, 2.70%, 10/01/56	1,890	1,105,367
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,100	1,122,812
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,680	1,486,042

		13,182,154

Minnesota — 2.6%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,790	1,734,761
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	7,760	6,570,159
Series A, 5.25%, 02/15/53	615	615,125

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Duluth Economic Development Authority, Refunding RB (continued)
Series A, 5.25%, 02/15/58	$3,050	$3,051,009
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	1,495	1,446,833

		13,417,887

Mississippi — 0.3%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,227,849
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(d)	260	264,024

		1,491,873

Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	3,180	2,558,444
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	345	348,847
Series A, 4.00%, 07/01/46	2,485	2,144,185
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 4.00%, 03/01/57	975	738,436
Class B, AMT, 5.00%, 03/01/54	3,435	3,192,795
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	425	314,276
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	440	319,256
St. Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	449,656

		10,065,895

Montana — 0.6%
City of Kalispell MT, Refunding RB, Series A, 5.25%, 05/15/37	125	114,643
Montana State Board of Regents, Refunding RB
Series G, 3.00%, 11/15/43	1,020	781,748
Series G, 4.00%, 11/15/46	2,250	2,024,089

		2,920,480

New Hampshire(c) — 0.6%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	2,350	1,961,959
Series B, AMT, 3.75%, 07/01/45(a)	270	205,769
Series C, AMT, 4.88%, 11/01/42	1,260	1,060,507

		3,228,235

New Jersey — 12.8%
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	2,390	2,399,899
Class D, 5.25%, 11/01/44	2,250	2,250,925
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,830	1,604,335
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	645	12,900
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	880	880,613
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	560	486,776
4.00%, 11/01/39	450	386,357
5.00%, 06/15/49	2,535	2,400,054

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
Series EEE, 5.00%, 06/15/43	$3,710	$3,571,164
Series EEE, 5.00%, 06/15/48	4,020	3,812,347
AMT, (AGM), 5.00%, 01/01/31	530	529,675
AMT, 5.38%, 01/01/43	1,500	1,418,972
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 12/15/26(d)	775	840,831
AMT, 5.00%, 10/01/47	1,570	1,459,555
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	6,560	6,704,343
5.75%, 04/01/31	705	627,097
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	4,980	3,249,480
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,428,094
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	499,738
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series A, (HUD SECT 8), 2.30%, 11/01/40	1,150	777,062
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/28	500	515,321
Series AA, 5.50%, 06/15/39	3,845	3,853,840
Series AA, 5.00%, 06/15/44	1,355	1,298,983
Series AA, 4.00%, 06/15/45	855	698,623
Series AA, 5.00%, 06/15/45	415	396,525
Series AA, 4.00%, 06/15/50	1,730	1,368,743
Series BB, 5.00%, 06/15/50	2,050	1,939,977
Series S, 5.25%, 06/15/43	1,145	1,139,285
Series S, 5.00%, 06/15/46	2,930	2,791,144
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/48	1,190	1,016,256
Series B, 5.00%, 01/01/46(b)	5,385	5,481,031
Series E, 5.00%, 01/01/45	2,810	2,830,027
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,605	1,606,055
Series A, 5.25%, 06/01/46	4,415	4,234,219
Sub-Series B, 5.00%, 06/01/46	3,170	2,904,173

		67,414,419

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	82,962

New York — 20.0%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	483,953
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,550	1,311,165
Series B, 5.25%, 10/01/39	1,030	1,100,423
Series B, 5.25%, 10/01/40	790	843,980
Series C, 5.00%, 08/01/43	1,870	1,911,897
Series D-1, 4.00%, 03/01/44	515	449,089
Series F-1, 4.00%, 03/01/47	4,410	3,802,161
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/39	910	902,964

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB (continued) Series C, 4.00%, 11/15/33	$100	$89,842
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/25	100	102,759
Series C-1, 5.00%, 11/15/26	65	66,685
Series C-1, 4.75%, 11/15/45	6,795	6,003,328
Series C-1, 5.00%, 11/15/50	575	521,056
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,090	832,279
Series A, 4.00%, 07/01/50	2,935	2,446,179
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	3,375	2,039,924
Series C-1A, 4.20%, 11/01/44	3,000	2,590,572
Series H, 2.55%, 11/01/45	925	569,482
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D-1-B, (FHA 542 (C)), 2.50%, 11/01/55	1,500	855,401
New York City Industrial Development Agency, Refunding RB
3.00%, 03/01/49	1,645	1,039,370
Series A, (AGM), 3.00%, 01/01/36	95	76,066
Series A, (AGM), 3.00%, 01/01/40	350	252,900
New York City Municipal Water Finance Authority, Refunding RB, Series BB-1, 4.00%, 06/15/45	810	698,339
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	5,000	4,386,325
Subordinate, 3.00%, 05/01/46	3,020	2,122,930
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	1,884,319
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,120,623
Series C, Subordinate, 4.00%, 05/01/45	1,200	1,036,282
Series F-1, Subordinate, 5.00%, 02/01/47	3,260	3,318,054
Series F-1, Subordinate, 4.00%, 02/01/51	3,095	2,602,106
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(c)	3,300	3,281,457
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(c)	6,110	5,347,405
Series 2, 5.15%, 11/15/34(c)	470	452,786
Series 2, 5.38%, 11/15/40(c)	1,175	1,132,218
Series A, 2.88%, 11/15/46	3,840	2,409,185
Series A, 3.00%, 11/15/51	1,190	739,111
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(b)	2,685	2,218,127
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/45	1,530	1,553,187
Series A, 4.00%, 03/15/46	2,100	1,816,754
Series A, 4.00%, 03/15/49	3,295	2,793,573
Series D, 4.00%, 02/15/47	6,570	5,628,716
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,945	1,992,324
New York State Housing Finance Agency, RB, M/F Housing, Series G, (SONYMA), 2.60%, 11/01/46	2,205	1,367,166
New York State Thruway Authority, Series B, Subordinate, 4.00%, 01/01/50	3,165	2,557,716
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	750	672,563
Series B, Subordinate, 4.00%, 01/01/45	3,110	2,587,551

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/45	$6,575	$5,735,116
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/39	2,250	2,079,747
Series A, AMT, 5.00%, 07/01/46	1,600	1,451,742
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,850,037
AMT, 4.00%, 04/30/53	425	311,279
Port Authority of New York & New Jersey, ARB
4.00%, 09/01/45	2,500	2,199,533
4.00%, 09/01/49	1,500	1,300,221
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 4.00%, 07/15/41	1,150	995,019
Series 223, AMT, 4.00%, 07/15/46	350	289,104
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	2,145	1,405,211
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	945	955,962
Series A, 4.00%, 11/15/54	1,085	902,759
Triborough Bridge & Tunnel Authority, Sales Tax Revenue, RB, Series A, 5.25%, 05/15/57	1,640	1,686,891
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	976	909,903
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	210	199,076

		105,281,892

North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	340	333,614
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	125	104,019
Series A, 5.00%, 10/01/40	190	179,606
Series A, 4.00%, 10/01/45	565	444,348
Series A, 5.00%, 10/01/45	340	310,675
Series A, 4.00%, 10/01/50	145	109,589
Series A, 5.00%, 10/01/50	380	339,588

		1,821,439

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,012,853

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	1,740	1,385,572
Series B-2, Class 2, 5.00%, 06/01/55	7,150	6,001,975
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	450	370,718
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	435	421,421
Series A, 4.00%, 12/01/44	555	464,257
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	590	557,171
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	2,415	1,897,990
Series A, 3.75%, 08/15/50	1,155	860,307

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	$860	$721,445
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,885	2,902,584
State of Ohio, RB, AMT, 5.00%, 06/30/53	870	785,234

		16,368,674

Oklahoma — 1.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	392,050
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	2,225	1,817,431
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	2,230	2,039,890
Series C, 4.00%, 01/01/42	2,120	1,971,708
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,360,598

		7,581,677

Oregon — 0.7%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	1,445	681,443
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	470	212,772
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	960	772,209
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,980	1,920,499

		3,586,923

Pennsylvania — 4.3%
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(d)	1,530	1,548,378
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	1,910	1,512,063
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	2,765	2,237,444
4.00%, 09/01/51	2,260	1,814,739
Series A, 5.00%, 09/01/43	1,350	1,331,413
Series A, 4.00%, 09/01/49	615	497,659
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	3,680	3,435,218
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	457,745
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	3,695	3,181,842
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,535	1,490,640
Series A, Subordinate, 4.00%, 12/01/45	435	353,321
Series A, Subordinate, 4.00%, 12/01/46	2,065	1,668,574
Pennsylvania Turnpike Commission, Refunding RB, Series B-2, (AGM), 5.00%, 06/01/35	3,110	3,218,290

		22,747,326

Puerto Rico — 4.8%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	715	711,139
5.63%, 05/15/43	1,755	1,754,909

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$5,224	$4,370,085
Series A-1, Restructured, 5.00%, 07/01/58	12,597	10,776,998
Series A-2, Restructured, 4.78%, 07/01/58	3,256	2,700,044
Series A-2, Restructured, 4.33%, 07/01/40	2,333	1,979,620
Series B-1, Restructured, 4.75%, 07/01/53	164	136,508
Series B-2, Restructured, 4.78%, 07/01/58	159	131,159
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	12,023	2,609,256

		25,169,718

Rhode Island — 2.4%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	260	226,460
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,690	1,679,583
Series A, 5.00%, 06/01/40	950	935,429
Series B, 4.50%, 06/01/45	5,685	5,249,921
Series B, 5.00%, 06/01/50	4,880	4,747,791

		12,839,184

South Carolina — 6.6%
Charleston County Airport District, ARB(d)
Series A, AMT, 5.50%, 07/01/23	2,810	2,845,729
Series A, AMT, 6.00%, 07/01/23	1,155	1,173,035
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(d)	3,295	3,366,152
South Carolina Jobs-Economic Development Authority, RB(c)
5.00%, 01/01/40	385	332,299
5.00%, 01/01/55	335	262,172
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,710	2,731,008
Series A, 5.00%, 05/01/43	2,430	2,356,915
Series A, 5.00%, 05/01/48	4,620	4,389,929
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(d)	1,085	1,131,185
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,810	4,819,740
Series E, 5.50%, 12/01/53	2,040	2,040,455
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/33	2,225	2,035,292
Series A, 5.00%, 12/01/50	1,755	1,636,471
Series A, 5.00%, 12/01/55	465	428,528
Series C, 5.00%, 12/01/46	1,795	1,733,125
Series E, 5.25%, 12/01/55	3,750	3,612,150

		34,894,185

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	1,295	1,052,142

Tennessee — 0.9%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	170	136,905
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	740	723,385

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	$445	$328,608
Series A, 5.25%, 10/01/58	3,840	3,614,765

		4,803,663

Texas — 9.3%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	380	259,575
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	665	667,111
City of Beaumont Texas, GO, 5.25%, 03/01/23(d)	2,070	2,084,322
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	150	150,014
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	100	98,397
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	595	585,619
Series A, AMT, 5.00%, 07/01/27	100	98,854
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,272,432
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	231,742
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT, 5.50%, 11/01/27	2,500	2,536,512
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(d)	630	633,947
Harris County-Houston Sports Authority, Refunding RB(e)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(d)	2,300	1,060,295
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	5,754,151
Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38	4,750	1,963,659
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	737,723
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	10,540	5,349,461
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(c)	180	153,900
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	640	289,605
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,185	2,735,781
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	2,110	1,822,669
Red River Education Finance Corp., RB, 5.25%, 03/15/23(d)	940	947,332
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,370	1,390,046
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,435	1,118,456
Series A, 5.00%, 07/01/53	880	827,966
Series B, 5.00%, 07/01/48	4,955	4,731,014
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	79,152

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	$975	$868,585
Texas Transportation Commission State Highway 249 System, RB, CAB, Series A, 5.00%, 08/01/57	1,715	1,571,724
Texas Transportation Commission, RB, CAB(e)
0.00%, 08/01/40	500	169,530
0.00%, 08/01/41	2,000	632,024
0.00%, 08/01/42	2,345	692,786
Texas Water Development Board, RB
4.45%, 10/15/36	675	686,229
Series A, 4.00%, 10/15/49	7,600	6,499,049

		48,699,662

Utah — 0.6%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	995	951,145
Series A, AMT, 5.00%, 07/01/48	955	906,814
County of Utah, RB
Series A, 4.00%, 05/15/43	240	220,681
Series A, 3.00%, 05/15/50	1,085	723,525
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(c)	100	90,017
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(c)	135	117,917

		3,010,099

Vermont — 0.4%
Vermont Educational & Health Buildings Financing Agency, Refunding RB, 5.00%, 11/01/49	1,915	1,964,036
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	285	246,297

		2,210,333

Virginia — 1.5%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	370	350,647
Series A, 5.13%, 03/01/31	790	640,131
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	865	691,458
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 4.00%, 07/01/55	1,575	1,332,637
Series A, Senior Lien, 4.00%, 07/01/60	3,535	2,895,483
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	878,043
Virginia Housing Development Authority, RB, M/F Housing, Series 1, (FHLMC, FNMA, GNMA), 2.55%, 11/01/50	1,520	914,280

		7,702,679

Washington — 2.4%
Grant County Public Utility District No.2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(d)	2,335	2,452,294
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,615	1,557,154
Series C, AMT, 5.00%, 04/01/40	1,050	1,036,808
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(d)	3,160	3,173,648

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	$375	$301,997
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	1,940	1,661,097
Washington State Housing Finance Commission, Refunding RB(c)
5.00%, 01/01/43	1,000	922,555
5.00%, 01/01/48	1,405	1,258,908

		12,364,461

West Virginia — 0.1%
City of Martinsburg West Verginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	519,765

Wisconsin — 1.3%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41	205	193,839
Series A, 5.00%, 07/01/55(c)	120	95,966
Series A-1, 4.50%, 01/01/35(c)	210	184,670
AMT, 4.00%, 09/30/51	1,925	1,356,016
AMT, 4.00%, 03/31/56	1,835	1,245,611
Public Finance Authority, Refunding RB(c)
5.25%, 05/15/52	735	600,842
5.00%, 09/01/54	115	88,399
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	2,636,838
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	605,087

		7,007,268

Total Municipal Bonds — 145.8%
(Cost: $854,701,274)		765,885,840

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.3%
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	4,050	3,937,220
Sacramento Area Flood Control Agency, Refunding SAB
5.00%, 10/01/47	3,345	3,384,005
Series A, 5.00%, 10/01/43	4,725	4,804,572

		12,125,797

Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	2,463	2,385,573
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	1,180	1,025,582

		3,411,155

District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	2,361	2,100,465

Florida — 0.8%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(i)	5,672	4,425,866

Security	Par (000)	Value

Georgia — 1.7%
Main Street Natural Gas Inc., RB, Series B, 5.00%, 12/01/52	$9,020	$8,905,270

Illinois — 0.6%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27	4	3,449
Series C, 4.00%, 02/15/41	1,540	1,374,849
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,997	2,017,595

		3,395,893

Iowa — 0.4%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	2,740	2,175,259

Massachusetts — 1.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 4.00%, 06/01/45	2,238	1,997,010
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	4,979	4,781,650
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,056	933,403

		7,712,063

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	5,241	5,134,246

New York — 3.6%
City of New York, GO, Series D, 5.00%, 12/01/43(i)	2,380	2,426,171
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,159	4,684,416
New York State Urban Development Corp., Refunding RB, Series A, 4.00%, 03/15/46(b)	7,220	5,681,031
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	3,600	3,648,367
Series 221, AMT, 4.00%, 07/15/55	2,820	2,256,757

		18,696,742

North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	165	162,122
Township of North Bergen New Jersey, Refunding GO, Series B, 5.00%, 10/01/25	3,540	3,721,676

		3,883,798

Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	7,079	7,201,902
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,048,785

		8,250,687

Rhode Island — 0.9%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	5,570	4,728,637

Texas — 1.2%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23	3,440	3,456,233

9

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	$1,823	$1,511,875
Series A, (GNMA), 3.75%, 09/01/49	1,297	1,076,066

		6,044,174

Virginia — 0.8%
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,311	4,336,796

West Virginia — 0.7%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(i)	4,222	3,451,475

Wisconsin — 1.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46(b)	3,070	2,573,983
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	2,658	2,234,608
Series A, 4.45%, 05/01/57	3,322	2,793,260

		7,601,851

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.2%
(Cost: $119,872,106)		106,380,174

Total Long-Term Investments — 166.0%
(Cost: $974,573,380)		872,266,014

	Shares

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(j)(k)	17,799,656	17,797,876

Total Short-Term Securities — 3.4%
(Cost: $17,797,876)		17,797,876

Total Investments — 169.4%
(Cost: $992,371,256)		890,063,890
Other Assets Less Liabilities — 0.7%		3,656,483
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.5)%		(65,544,609)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.6)%		(302,700,000)

Net Assets Applicable to Common Shares — 100.0%		$525,475,764

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 1, 2026 to February 15, 2028, is $8,113,224.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,826,073	$14,973,751	(a)	$—	$(1,315)	$(633)	$17,797,876	17,799,656	$27,627	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	324	12/20/22	$35,863	$1,901,591
U.S. Long Bond	551	12/20/22	66,602	6,725,115
5-Year U.S. Treasury Note	289	12/30/22	30,819	1,058,734

				$9,685,440

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$765,885,840	$—	$765,885,840
Municipal Bonds Transferred to Tender Option Bond Trusts	—	106,380,174	—	106,380,174
Short-Term Securities
Money Market Funds	17,797,876	—	—	17,797,876

	$17,797,876	$872,266,014	$—	$890,063,890

11

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$9,685,440	$—	$—	$9,685,440

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(65,269,470)	$—	$(65,269,470)
VMTP Shares at Liquidation Value	—	(302,700,000)	—	(302,700,000)

	$—	$(367,969,470)	$—	$(367,969,470)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MT	Mandatory Tender

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12